LEASES - Additional information (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
LEASES
Interest expense on lease liabilities	$ 1.5
Expenses related to leases that are classified as short term	9.9
Expenses related to leases for low value assets	$ 1.7